Intangible Assets, Net (Details Narrative) - USD ($)	1 Months Ended		12 Months Ended
	Feb. 28, 2017	Feb. 28, 2017	Dec. 31, 2018
April 2017 [Member]
Milestones payment		$ 150,000	$ 150,000
April 2019 [Member]
Milestones payment	$ 250,000		250,000
Through 2029 [Member]
Amortization expenses			$ 75,000